Intangible assets - Changes in intangible assets (Details) R$ in Thousands, $ in Millions		12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Nov. 30, 2022	Dec. 31, 2020 BRL (R$)	Jan. 01, 2020 BRL (R$)	Jul. 11, 2014 USD ($)
Changes in intangible assets
Opening balance		R$ 595,378
Business combination		516,088
Closing balance		1,612,499	R$ 595,378
Goodwill		R$ 508,174	321,836		R$ 178,590	R$ 16,658
Witt OBriens LLC
Changes in intangible assets
Equity interest acquired (in percent)		100.00%		100.00%			45.80%
Cash | $							$ 35.4
Goodwill		R$ 201,015					$ 48.1
Impairment charges | $	$ 29.6
Cost
Changes in intangible assets
Opening balance		599,488	226,432
Transfers		(18,997)
Additions		517,364	349,275
Write-offs		(6,830)	(687)
Business combination		199,501	8,483
Fair value added value		407,841
Exchange-rate change		(72,816)	15,985
Closing balance		1,625,551	599,488
Accumulated depreciation
Changes in intangible assets
Opening balance		(4,110)	(1,825)
Transfers		(1,356)
Additions		(917)	(120)
Write-offs		811	219
Business combination		(509)
Fair value added value		(9,932)	(2,105)
Exchange-rate change		249	(279)
Closing balance		(13,052)	(4,110)
Trademarks and patents
Changes in intangible assets
Opening balance		2,315
Closing balance		35,341	2,315
Trademarks and patents | Cost
Changes in intangible assets
Opening balance		2,315	1,087
Transfers		(3,884)
Additions			139
Write-offs		(3,847)
Business combination		12,238	1,089
Fair value added value		30,405
Exchange-rate change		(647)
Closing balance		36,580	2,315
Trademarks and patents | Accumulated depreciation
Changes in intangible assets
Fair value added value		(1,248)
Exchange-rate change		9
Closing balance		(1,239)
Software
Changes in intangible assets
Opening balance		5,461
Closing balance		34,997	5,461
Software | Cost
Changes in intangible assets
Opening balance		9,353	2,454
Transfers		(1,327)
Additions		1,276	1,683
Write-offs		(2,801)	(455)
Business combination		33,141	5,594
Exchange-rate change		(1,739)	77
Closing balance		37,903	9,353
Software | Accumulated depreciation
Changes in intangible assets
Opening balance		(3,892)	(1,615)
Transfers		(1,356)
Additions		(848)	(120)
Write-offs		811
Business combination		(509)
Fair value added value			(1,877)
Exchange-rate change		176	(280)
Closing balance		(2,906)	(3,892)
Client portfolio
Changes in intangible assets
Opening balance		1,856
Closing balance		338,793	1,856
Client portfolio | Cost
Changes in intangible assets
Opening balance		2,074	351
Transfers		3,724
Write-offs		(182)
Business combination			1,800
Fair value added value		340,303
Exchange-rate change		(285)	(77)
Closing balance		345,634	2,074
Client portfolio | Accumulated depreciation
Changes in intangible assets
Opening balance		(218)
Additions		(69)
Fair value added value		(6,618)	(228)
Exchange-rate change		64	10
Closing balance		(6,841)	(218)
Goodwill
Changes in intangible assets
Opening balance		585,746
Closing balance		1,192,302	585,746
Goodwill | Cost
Changes in intangible assets
Opening balance		585,746	222,319
Transfers		(17,510)
Additions		516,088	347,453
Business combination		154,122
Fair value added value		24,001
Exchange-rate change		(70,145)	15,974
Closing balance		1,192,302	585,746
Non Compete
Changes in intangible assets
Closing balance		2,604
Non Compete | Cost
Changes in intangible assets
Fair value added value		2,895
Closing balance		2,895
Non Compete | Accumulated depreciation
Changes in intangible assets
Fair value added value		(291)
Closing balance		(291)
Know-how
Changes in intangible assets
Closing balance		8,462
Know-how | Cost
Changes in intangible assets
Fair value added value		10,237
Closing balance		10,237
Know-how | Accumulated depreciation
Changes in intangible assets
Fair value added value		(1,775)
Closing balance		R$ (1,775)
Research and development | Cost
Changes in intangible assets
Opening balance			221
Write-offs			(232)
Exchange-rate change			11
Research and development | Accumulated depreciation
Changes in intangible assets
Opening balance			(210)
Write-offs			219
Exchange-rate change			R$ (9)